Income Taxes - Deferred Tax Presented in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 33,022	$ 28,942
Deferred tax liabilities	(10,228)	(10,055)
Net deferred tax assets	$ 22,794	$ 18,887